Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 127,498	$ 102,481
Restricted cash – current (notes 7 and 10)	6,096	6,600
Accounts receivable, including non-trade of $12,062 (2015 – $7,058)	13,524	22,081
Prepaid expenses	4,388	4,469
Current portion of derivative assets (note 10)	113	0
Current portion of net investments in direct financing leases (note 5)	18,328	20,606
Advances to affiliates (note 9b)	17,173	13,026
Total current assets	187,120	169,263
Restricted cash – long-term (notes 7, 10 and 11b)	104,328	104,919
Vessels and equipment
At cost, less accumulated depreciation of $660,785 (2015 – $666,710)	1,430,545	1,595,077
Vessels under capital leases, at cost, less accumulated depreciation of $61,087 (2015 - $56,316) (note 5)	289,797	88,215
Advances on newbuilding contracts (note 9d)	374,937	424,868
Total vessels and equipment	2,095,279	2,108,160
Investments in and advances to equity accounted joint ventures (note 6)	933,812	883,731
Net investments in direct financing leases (note 5)	635,351	646,052
Other assets	8,876	20,811
Derivative assets (note 10)	2,350	5,623
Intangible assets – net	74,362	78,790
Goodwill – liquefied gas segment	35,631	35,631
Total assets	4,077,109	4,052,980
Current
Accounts payable	2,287	2,770
Accrued liabilities (note 10)	31,769	37,456
Unearned revenue	17,575	19,608
Current portion of long-term debt (note 7)	227,595	197,197
Current obligations under capital lease (note 5)	62,973	4,546
Current portion of in-process contracts	14,199	12,173
Current portion of derivative liabilities (note 10)	83,412	52,083
Advances from affiliates (notes 9b and 10)	15,285	22,987
Total current liabilities	455,095	348,820
Long-term debt (note 7)	1,662,693	1,802,012
Long-term obligations under capital lease (note 5)	166,269	54,581
Long-term unearned revenue	10,994	30,333
Other long-term liabilities (note 5)	64,587	71,152
In-process contracts	14,152	20,065
Derivative liabilities (note 10)	186,321	182,338
Total liabilities	2,560,111	2,509,301
Commitments and contingencies (notes 5, 7, 10, and 11)
Equity
Limited Partners	1,456,786	1,472,327
General Partner	48,469	48,786
Accumulated other comprehensive loss	(15,679)	(2,051)
Partners' equity	1,489,576	1,519,062
Non-controlling interest	27,422	24,617
Total equity	1,516,998	1,543,679
Total liabilities and total equity	$ 4,077,109	$ 4,052,980